Short-Term Borrowings and Long-Term Debt (Aggregate Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Disclosure [Abstract]
2020	¥ 9,732
2021	5,195
2022	3,419
2023	1,544
2024 and thereafter	347
Long-term debt	¥ 20,237	¥ 16,409